Investment Objectives and Goals	May 01, 2026
Timothy Plan US Small Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan US Small Cap Core ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that track the performance of the Victory US Small Cap Volatility Weighted BRI Index before fees and expenses.
Timothy Plan US Large/Mid Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan US Large / Mid Cap Core ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that track the performance of the Victory US Large/Mid Cap Volatility Weighted BRI Index before fees and expenses.
Timothy Plan High Dividend Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan High Dividend Stock ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Volatility Weighted BRI Index before fees and expenses.
Timothy Plan International ETF
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan International ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that track the performance of the Victory International Volatility Weighted BRI Index before fees and expenses.
Timothy Plan Free Cash Flow ETF
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Free Cash Flow ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Timothy Plan Free Cash Flow ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory Free Cash Flow BRI Index (the “Index”).

Timothy Plan Free Cash Flow Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Free Cash Flow Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Timothy Plan Free Cash Flow Growth ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory Free Cash Flow Growth BRI Index (the “Index”).

Timothy Plan Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Fixed Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The TIMOTHY PLAN FIXED INCOME ETF (the “Fund”) seeks high current income without undue risk to principal.